Contract liability (Tables)	12 Months Ended
Dec. 31, 2022
Contract liability
Schedule of movement of the contract liability

	2022	2021
	($)	($)
Balance – Beginning of year	24,820	14,007
Deposits	26,112	5,652
Amortization of the contract	(2,792)	—
Accretion on the contract liability’s financing component	7,377	5,169
Cumulative catch-up adjustment	(4,362)	507
Currency translation adjustment	4,038	(515)
Balance – End of year	55,193	24,820

Current liabilities	941	3,822
Non-current liabilities	54,252	20,998
	55,193	24,820